PROSPECTUS

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 9, 2013

TO THE PROSPECTUS DATED JANUARY 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Under “How to Purchase, Exchange and Sell Fund Shares - Financial Intermediary Compensation:”

•	the second sentence is deleted and replaced with: “These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, sales fees of up to 0.08% of sales of Fund shares, and annual asset-based charges of up to 0.16% of the average daily net asset value of shares of the Fund serviced by the financial institutions.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-019-0100

STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 9, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE

STATEMENT OF ADDITIONAL INFORMATION.

Under “Shareholder Service Arrangements:”

•	the second sentence of the third paragraph is deleted and replaced with: “These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, sales fees of up to 0.08% of sales of Fund shares, and annual asset-based charges of up to 0.16% of the average daily net asset value of shares of the Fund serviced by the financial institutions.”

•	the existing table is supplemented to add the following financial institutions that are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

Service Provider	Payments Received From

Benefit Plan Administrative Services	Distributor and Investment Adviser

Standard Insurance Company.	Investment Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-020-0100